SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 96,360	$ 750,000	$ 179,872	$ 1,400,000	$ 1,100,000
Advance from customers	14,004	109,000		244,000
Total	$ 110,364	$ 859,000		$ 1,644,000